Exhibit 99
Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	1.62947%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,560,010.89

Principal:
Principal Collections	$25,763,516.21
Prepayments in Full	$12,486,729.00
Liquidation Proceeds	$349,718.94
Recoveries	$20,724.76
Sub Total	$38,620,688.91
Collections	$41,180,699.80

Purchase Amounts:
Purchase Amounts Related to Principal	$191,137.02
Purchase Amounts Related to Interest	$892.21
Sub Total	$192,029.23

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,372,729.03

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	8
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,372,729.03
Servicing Fee	$931,163.03	$931,163.03	$0.00	$0.00	$40,441,566.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,441,566.00
Interest - Class A-2a Notes	$289,386.37	$289,386.37	$0.00	$0.00	$40,152,179.63
Interest - Class A-2b Notes	$316,474.10	$316,474.10	$0.00	$0.00	$39,835,705.53
Interest - Class A-3 Notes	$526,294.17	$526,294.17	$0.00	$0.00	$39,309,411.36
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$39,149,261.44
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,149,261.44
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$39,079,332.69
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,079,332.69
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$39,028,810.52
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,028,810.52
Regular Principal Payment	$46,619,208.80	$39,028,810.52	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$41,372,729.03

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$39,028,810.52
Total					$39,028,810.52
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$19,514,405.26	$83.72	$289,386.37	$1.24	$19,803,791.63	$84.96
Class A-2b Notes	$19,514,405.26	$83.72	$316,474.10	$1.36	$19,830,879.36	$85.08
Class A-3 Notes	$0.00	$0.00	$526,294.17	$1.41	$526,294.17	$1.41
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$39,028,810.52	$30.00	$1,412,755.48	$1.09	$40,441,566.00	$31.09

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$233,062,847.04	0.9998406	$213,548,441.78	0.9161237
Class A-2b Notes	$233,062,847.04	0.9998406	$213,548,441.78	0.9161237
Class A-3 Notes	$373,700,000.00	1.0000000	$373,700,000.00	1.0000000
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$1,007,645,694.08	0.7744449	$968,616,883.56	0.7444485

Pool Information
Weighted Average APR	2.590%	2.579%
Weighted Average Remaining Term	49.97	49.14
Number of Receivables Outstanding	48,665	47,700
Pool Balance	$1,117,395,636.77	$1,078,074,054.96
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,032,292,447.02	$996,168,223.69
Pool Factor	0.7922721	0.7643918

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$81,905,831.27
Targeted Overcollateralization Amount	$117,047,569.68
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$109,457,171.40

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		118	$530,480.64
(Recoveries)		10	$20,724.76
Net Loss for Current Collection Period			$509,755.88
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5474%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3203%
Second Prior Collection Period			0.3164%
Prior Collection Period			0.4869%
Current Collection Period			0.5572%
Four Month Average (Current and Prior Three Collection Periods)			0.4202%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		671	$2,156,626.95
(Cumulative Recoveries)			$77,755.80
Cumulative Net Loss for All Collection Periods			$2,078,871.15
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1474%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,214.05
Average Net Loss for Receivables that have experienced a Realized Loss			$3,098.17

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.86%	364	$9,225,432.09
61-90 Days Delinquent	0.09%	43	$1,017,951.63
91-120 Days Delinquent	0.01%	6	$121,757.21
Over 120 Days Delinquent	0.02%	5	$219,567.25
Total Delinquent Receivables	0.98%	418	$10,584,708.18

Repossession Inventory:
Repossessed in the Current Collection Period		33	$884,161.70
Total Repossessed Inventory		52	$1,377,418.19

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0727%
Prior Collection Period			0.1110%
Current Collection Period			0.1132%
Three Month Average			0.0990%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		0.90%
13-24		1.70%
25-36		3.00%
37+		4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1261%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	8

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer